Note 3 - Earnings Per Share - Weighted Average Shares Used in Basic and Dilutive Earnings Per Share Computations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Income	$ 7,863,000	$ 6,404,000
Weighted average shares outstanding – basic (in shares)	2,042,740	1,995,468
Effect of dilutive common stock equivalents (in shares)	110,149	97,639
Adjusted weighted average shares outstanding – diluted (in shares)	2,152,889	2,093,108
Basic earnings per share (in dollars per share)	$ 3.85	$ 3.21
Diluted earnings per share (in dollars per share)	$ 3.65	$ 3.06